FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - Foreign currency sensitivity (Details) R in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jan. 01, 2018 item	Jun. 15, 2017 ZAR (R) R / $	Dec. 31, 2017 USD ($) R / $ item	Dec. 31, 2017 ZAR (R) item	Dec. 31, 2016 ZAR (R) item	Dec. 31, 2015 ZAR (R)	Sep. 19, 2017 USD ($)	May 31, 2017 USD ($) R / $	Feb. 15, 2016 USD ($)	Dec. 31, 2015 USD ($) item	Aug. 24, 2015 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Loss on financial instruments				R (1,114.4)	R (1,032.8)	R (229.5)
Average foreign exchange rate	11.68		13.41	13.31
Increase in adjusted EBITDA due to decrease in exchange rate				R 388.9
Decrease in adjusted EBITDA due to increase in exchange rate				R 388.9
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | item			12.36		13.69					15.54
Percentage decrease in risk assumption				1.00%
Percentage increase in risk assumption				1.00%
Decrease in gain on foreign exchange differences due to decrease in exchange rate				R 81.2	R 31.2	18.4
Increase in gain on foreign exchange differences due to increase in exchange rate				R 81.2	R 31.2	R 18.4
Currency risk | Forward contract
Disclosure of risk management strategy related to hedge accounting [line items]
Contracts amount | $								$ 779.1
Closing foreign exchange rate | R / $		12.89						13.23
Loss on financial instruments		R 283.2
US$350 million revolving credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt | $			$ 350.0						$ 350.0	$ 300.0	$ 300.0
US$450 million Convertible Bond
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt | $			$ 450.0				$ 450.0